Minnesota Municipal Term Trusts - 1998 Semiannual Report

1998 Semiannual Report


[LOGO]


MINNESOTA
MUNICIPAL TERM
TRUSTS


MNA
MNB


CONTENTS
Portfolio Managers' Letter. . . . . . . . . . . . . . . . . . . . . . . . .  2

Financial Statements and Notes. . . . . . . . . . . . . . . . . . . . . . .  6

Investments in Securities

  MNA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18

  MNB . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22

Glossary. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26

*** This report includes a glossary to help you understand financial terms used in the portfolio managers' letter. When you see this symbol, it indicates a word that is defined in the glossary.


[LOGO]


MINNESOTA MUNICIPAL TERM TRUSTS
-------------------------------

PRIMARY INVESTMENTS
Investment-grade, tax-exempt Minnesota municipal obligations including municipal zero-coupon securities.


FUND OBJECTIVE
Minnesota Municipal Term Trust (MNA) and Minnesota Municipal Term Trust II (MNB) are non-diversified, closed-end management investment companies. The investment objectives of MNA and MNB are to provide high current income exempt from regular federal income tax and Minnesota personal income tax and to return $10 per share to investors on or before April 15, 2002; and April 15, 2003, respectively - although each fund's termination may be extended up to five years if necessary to assist the fund in reaching its $10 per share objective. The funds' income may be subject to federal and/or state of Minnesota alternative minimum tax. Investors should consult their tax advisors. As with other investment companies, there can be no assurance that each fund will achieve its objective.

AVERAGE ANNUALIZED TOTAL RETURNS
-------------------------------------------------------------------------------

Based on net asset value for the periods ended June 30, 1998
-------------------------------------------------------------------------------


[GRAPH]


                                                                ONE YEAR   FIVE YEAR   SINCE INCEPTION
MINNESOTA MUNICIPAL TERM TRUST (MNA, inception 9/26/91)          6.92%       6.41%        8.54%
MINNESOTA MUNICIPAL TERM TRUST II (MNB, inception 4/24/92)       7.97%       6.48%        8.30%


All total returns are through June 30, 1998, and reflect the reinvestment of distributions but not sales charges. Net asset valuev ***(NAV)-based performance is used to measure investment management results. As noted in earlier shareholder reports, we no longer compare the funds NAV performance to a market benchmark. This is because our primary goal is to meet the funds' investment objectives of providing high current income exempt from regular federal and state of Minnesota personal income tax and returning $10 per share to investors at the funds' termination dates.

Average annualized total returns based on the change in market price for the one-year, five-year and since inception periods ended June 30, 1998, were 8.58%, 6.28% and 7.17% for MNA and 11.33%, 6.77% and 7.04% for MNB. These returns assume reinvestment of all distributions and reflect sales charges on those distributions described in the funds' dividend reinvestment plan, but not on initial purchases.

PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THESE INVESTMENTS. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as these funds, often trade at discounts to net asset value. Therefore, you may be unable to realize the full net asset value of your shares when you sell.

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------

             1998 Semiannual Report   1   Minnesota Municipal Term Trusts

PORTFOLIO MANAGERS' LETTER
--------------------------------------------------------------------------------

[PHOTO]
DOUG WHITE, CFA,
shares responsibility for the management of the Minnesota Municipal Term Trusts. He has 15 years of financial experience.
--------------------------------------------------------------------------------

August 18, 1998
--------------------------------------------------------------------------------


DEAR SHAREHOLDERS:

WE ARE PLEASED THAT THE MINNESOTA MUNICIPAL TERM TRUSTS (MNA AND MNB) REMAIN ON TARGET TO MEET THEIR INVESTMENT OBJECTIVES OF PROVIDING HIGH TAX-EXEMPT INCOME AND RETURNING $10 PER SHARE TO INVESTORS ON OR SHORTLY BEFORE THEIR TERMINATION DATES. For the six month period ended June 30, 1998, the funds continued to earn more than their monthly common and preferred stock*** dividends and add to their dividend reserves. Since the funds' inceptions, MNA and MNB have maintained monthly common stock distributions of 5.09 and 4.92 cents per share, respectively. In addition, the funds' net asset values remain above the $10 per share objective. As of June 30, 1998, the net asset values for MNA and MNB were $11.29 and $10.97, respectively.

MUNICIPAL BOND PRICES CONTINUED TO BE VOLATILE, AND THE SUPPLY OF MUNICIPAL ISSUES HAS INCREASED. Economic growth is showing signs of slowing, which increases the probability of a recession. As more investors are looking for a safe haven, the demand for U.S. Treasuries is surpassing the demand for municipal obligations. This demand, along with refundings and new issuances, have created an increased supply of municipal issues. During 1998, the Minnesota supply of municipal issues increased by 85%, compared to 1997.

--------------------------------------------------------------------------------
DISTRIBUTION HISTORY SINCE INCEPTION
--------------------------------------------------------------------------------

                                                        MNA        MNB
                                                     Inception  Inception
                                                      9/26/91    4/24/92

Total Monthly Income Distributions Through 6/30/98
--------------------------------------------------------------------------------

     Common Shareholders                               $4.01      $3.54
--------------------------------------------------------------------------------

     Preferred Shareholders (On a Common Share Basis)  $1.02      $0.92
--------------------------------------------------------------------------------

Total Capital Gains Distributions to Common
Shareholders Through 6/30/98                           $0.06      $0.07
--------------------------------------------------------------------------------

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------

             1998 Semiannual Report   2   Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

[PHOTO]
RON REUSS, ISFA,
shares responsibility for the management of the Minnesota Municipal Term Trusts. He has 29 years of financial experience.
--------------------------------------------------------------------------------


AS THE FUNDS NEAR THEIR TERMINATION DATES, WE CONTINUE TO SELL LONGER MATURITY BONDS IN FAVOR OF THOSE CLOSER TO THE FUNDS' TERMINATIONS. As shown in the chart below, the percentage of bonds with maturity or refunded dates*** within a year of the funds' termination dates continues to increase. Advance refunding*** is responsible for a portion of the increase in the percentages shown in the chart. We made appropriate trades as opportunities arose. As interest rates fell and bond prices increased, this restructuring generated capital gains, which were distributed to shareholders. Also, restructuring proceeds were reinvested at lower interest rates, decreasing fund income.

WE EXPECT THAT THE FUNDS' NET ASSET VALUES WILL DECLINE AS THE FUNDS NEAR THEIR TERMINATION DATES. There are several events that could cause this to occur. A number of bonds currently have prices higher than their market values. As the maturity and/or refunding dates of these bonds approach, their market prices will converge toward a price that is at or near their maturity or refunding prices. In addition, as the funds approach termination, we continue to sell longer maturity bonds in favor of bonds with shorter maturities and lower coupons*** that come due closer to the funds' termination dates. Any gains realized as a result of these sales will be distributed to shareholders, reducing net asset value. If the shorter-maturity bonds pay insufficient income to maintain our current dividends, the funds' dividend reserves may be used to pay common and/or preferred dividends. See the net asset value summary chart for each fund's current accumulated

--------------------------------------------------------------------------------
BONDS MATURING WITHIN A YEAR OF TERMINATION
--------------------------------------------------------------------------------
The chart below illustrates the percentage of bonds in each fund with maturity or refunded dates within a year of the funds' termination dates.

                                                      MNA            MNB
                                                   Inception      Inception
                                                    9/26/91        4/24/92

At the Fund's Inception                                0%             0%
--------------------------------------------------------------------------------

As of June 30, 1998                                   60%            68%
--------------------------------------------------------------------------------

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------

             1998 Semiannual Report   3   Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------


realized gains,*** unrealized appreciation*** and current dividend reserve. Shareholders also should remember that the funds are always subject to interest rate risk*** and credit risk,*** which have an impact on net asset value.

WE ARE OPTIMISTIC ABOUT THE MUNICIPAL MARKET AND DO NOT ANTICIPATE EVENTS THAT WOULD CAUSE US TO CHANGE THE FUNDS' INVESTMENT STRATEGY AS THEY MOVE TOWARD TERMINATION. However, we remain watchful for further negative economic news or a significant increase in the number of municipal bond refundings due to lower interest rates and will manage your funds accordingly.

Thank you for your investment in the Minnesota Municipal Term Trusts. We remain committed to providing you with quality service and look forward to helping you achieve your investment goals.

Sincerely,


/s/ Douglas J. White    /s/ Ronald R. Reuss

Douglas J. White        Ronald R. Reuss
Portfolio Manager       Portfolio Manager

--------------------------------------------------------------------------------
NET ASSET VALUE SUMMARY
--------------------------------------------------------------------------------
Common Shares

                                                            MNA          MNB
                                                         Inception    Inception
                                                          9/26/91      4/24/92

Initial Offering Price                                    $10.00       $10.00
--------------------------------------------------------------------------------

Initial Offering and Underwriting Expenses
(Common and Preferred Stock)                            - $ 0.66     - $ 0.67
--------------------------------------------------------------------------------

Accumulated Realized Gains or Losses at 6/30/98         + $ 0.08     + $ 0.02
--------------------------------------------------------------------------------

SUBTOTAL                                                  $ 9.42       $ 9.35
--------------------------------------------------------------------------------

Dividend Reserve
(Undistributed Net Investment Income) at 6/30/98        + $ 0.81     + $ 0.55
--------------------------------------------------------------------------------

Unrealized Appreciation on Investments at 6/30/98       + $ 1.06     + $ 1.07
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ON 6/30/98                      $11.29       $10.97

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------

             1998 Semiannual Report   4   Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITIONS
--------------------------------------------------------------------------------
As a percentage of total assets on June 30, 1998


Minnesota Municipal Term Trust (MNA)

[CHART]


Water/Sewer/Pollution Control Revenue                        11%
Industrial Development Revenue                                2%
Leasing Revenue                                               8%
Other Assets                                                  3%
Sales/Excise Tax Revenue                                      5%
General Obligations                                          18%
Hospital Revenue                                             23%
Miscellaneous Revenue                                         1%
Electric Revenue                                             10%
Parking Revenue                                               1%
Health Services/HMO                                           1%
Housing Revenue                                              15%
Nursing Home Revenue                                          2%


Minnesota Municipal Term Trust II (MNB)


[CHART]



General Obligations                                          18%
Nursing Home Revenue                                          1%
Education Revenue                                             6%
Parking Revenue                                               5%
Housing Revenue                                              16%
Hospital Revenue                                             12%
Water/Sewer/Pollution Control Revenue                         9%
Other Assets                                                  4%
Special Tax Revenue                                           3%
Industrial Development Revenue                                7%
Electric Revenue                                             19%


--------------------------------------------------------------------------------

             1998 Semiannual Report   5   Minnesota Municipal Term Trusts

Financial Statements (Unaudited)

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  June 30, 1998
 ................................................................................

                                                                MINNESOTA       MINNESOTA
                                                                MUNICIPAL       MUNICIPAL
                                                               TERM TRUST     TERM TRUST II
                                                              -------------   --------------
ASSETS:
Investments in securities at market value* (note 2)
  (including repurchase agreements of $800,000 and $0,
  respectively)  ...........................................  $ 93,300,003    $  56,245,277
Cash in bank on demand deposit  ............................       177,976           62,028
Accrued interest receivable  ...............................     1,692,155        1,015,410
                                                              -------------   --------------
  Total assets  ............................................    95,170,134       57,322,715
                                                              -------------   --------------

LIABILITIES:
Preferred stock dividends payable (note 3)  ................        18,779            8,081
Payable for investment securities purchased on a when-issued
  basis (note 2)  ..........................................     1,605,838        2,001,056
Accrued investment management fee  .........................        19,195           11,353
Accrued remarketing agent fee  .............................         6,000            1,212
Accrued administrative fee  ................................        11,517            6,812
                                                              -------------   --------------
  Total liabilities  .......................................     1,661,329        2,028,514
                                                              -------------   --------------
  Net assets applicable to outstanding capital stock  ......  $ 93,508,805    $  55,294,201
                                                              -------------   --------------
                                                              -------------   --------------

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital (common and
  preferred stock)  ........................................  $ 82,336,727    $  49,636,375
Undistributed net investment income  .......................     4,653,282        1,873,253
Accumulated net realized gain on investments  ..............       460,320           82,287
Unrealized appreciation of investments  ....................     6,058,476        3,702,286
                                                              -------------   --------------

  Total - representing net assets applicable to outstanding
    capital stock  .........................................  $ 93,508,805    $  55,294,201
                                                              -------------   --------------
                                                              -------------   --------------
* Investments in securities at identified cost  ............  $ 87,241,527    $  52,542,991
                                                              -------------   --------------
                                                              -------------   --------------

NET ASSET VALUE AND MARKET PRICE OF COMMON STOCK:
Net assets applicable to common stock  .....................  $ 64,708,805    $  37,944,201
Shares of common stock outstanding (authorized 200 million
  shares for each fund of $0.01 par value)  ................     5,732,710        3,460,000
Net asset value  ...........................................  $      11.29    $       10.97
Market price  ..............................................  $      10.88    $       10.75

LIQUIDATION PREFERENCE OF PREFERRED STOCK:
Net assets applicable to preferred stock (note 3)  .........  $ 28,800,000    $  17,350,000
Shares of preferred stock outstanding (authorized 1 million
  shares for each fund)  ...................................         1,152              694
Liquidation preference per share  ..........................  $     25,000    $      25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

           1998 Semiannual Report  6  Minnesota Municipal Term Trusts

---------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For the Six Months Ended June 30, 1998
 ................................................................................

                                                               MINNESOTA       MINNESOTA
                                                               MUNICIPAL       MUNICIPAL
                                                               TERM TRUST    TERM TRUST II
                                                              ------------   -------------
INCOME:
Interest  ..................................................  $ 2,777,467    $  1,578,460
                                                              ------------   -------------

EXPENSES (NOTE 5):
Investment management fee  .................................      115,854          68,575
Administrative fee  ........................................       69,512          41,145
Remarketing agent fee  .....................................       36,200          21,809
Custodian and accounting fees  .............................       36,737          26,120
Transfer agent fees  .......................................        1,148           1,124
Reports to shareholders  ...................................       11,601           7,419
Directors' fees  ...........................................        9,061           9,061
Audit and legal fees  ......................................       30,928          31,719
Other expenses  ............................................       23,183          11,989
                                                              ------------   -------------
  Total expenses  ..........................................      334,224         218,961
    Less expenses paid indirectly  .........................       (2,857)         (2,861)
                                                              ------------   -------------

  Total net expenses  ......................................      331,367         216,100
                                                              ------------   -------------

  Net investment income  ...................................    2,446,100       1,362,360
                                                              ------------   -------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments (note 4)  ..........      429,552            (405)
Net change in unrealized appreciation or depreciation of
  investments  .............................................     (885,612)       (119,634)
                                                              ------------   -------------

  Net loss on investments  .................................     (456,060)       (120,039)
                                                              ------------   -------------

  Net increase in net assets resulting from operations  ....  $ 1,990,040    $  1,242,321
                                                              ------------   -------------
                                                              ------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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           1998 Semiannual Report  7  Minnesota Municipal Term Trusts

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                   MINNESOTA MUNICIPAL
                                                                       TERM TRUST
                                                              -----------------------------
                                                               Six Months
                                                              Ended 6/30/98    Year Ended
                                                               (Unaudited)      12/31/97
                                                              -------------   -------------
OPERATIONS:
Net investment income  .....................................   $  2,446,100   $   5,030,888
Net realized gain on investments  ..........................        429,552         299,913
Net change in unrealized appreciation or depreciation of
  investments  .............................................       (885,612)        127,174
                                                              -------------   -------------

  Net increase in net assets resulting from operations  ....      1,990,040       5,457,975
                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends  ..................................     (1,458,975)     (3,501,539)
  Preferred stock dividends  ...............................       (475,145)       (941,311)
From net realized gains:
  Common stock dividends  ..................................             --        (209,817)
  Preferred stock dividends  ...............................             --         (59,328)
                                                              -------------   -------------
  Total distributions  .....................................     (1,934,120)     (4,711,995)
                                                              -------------   -------------

    Total increase in net assets  ..........................         55,920         745,980

Net assets at beginning of period  .........................     93,452,885      92,706,905
                                                              -------------   -------------

Net assets at end of period  ...............................   $ 93,508,805   $  93,452,885
                                                              -------------   -------------
                                                              -------------   -------------

Undistributed net investment income  .......................   $  4,653,282   $   4,141,302
                                                              -------------   -------------
                                                              -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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           1998 Semiannual Report  8  Minnesota Municipal Term Trusts

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                   MINNESOTA MUNICIPAL
                                                                      TERM TRUST II
                                                              -----------------------------
                                                               Six Months
                                                              Ended 6/30/98    Year Ended
                                                               (Unaudited)      12/31/97
                                                              -------------   -------------
OPERATIONS:
Net investment income  .....................................   $  1,362,360   $   2,807,704
Net realized gain (loss) on investments  ...................           (405)        265,558
Net change in unrealized appreciation or depreciation of
  investments  .............................................       (119,634)        523,753
                                                              -------------   -------------

  Net increase in net assets resulting from operations  ....      1,242,321       3,597,015
                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends  ..................................       (851,160)     (2,042,784)
  Preferred stock dividends  ...............................       (284,787)       (544,844)
From net realized gains:
  Common stock dividends  ..................................             --        (173,000)
  Preferred stock dividends  ...............................             --         (49,704)
                                                              -------------   -------------
  Total distributions  .....................................     (1,135,947)     (2,810,332)
                                                              -------------   -------------

    Total increase in net assets  ..........................        106,374         786,683

Net assets at beginning of period  .........................     55,187,827      54,401,144
                                                              -------------   -------------

Net assets at end of period  ...............................   $ 55,294,201   $  55,187,827
                                                              -------------   -------------
                                                              -------------   -------------

Undistributed net investment income  .......................   $  1,873,253   $   1,646,840
                                                              -------------   -------------
                                                              -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

           1998 Semiannual Report  9  Minnesota Municipal Term Trusts

        Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ................................
               Minnesota Municipal Term Trust Inc. (MNA) and Minnesota Municipal Term Trust Inc. II (MNB) (the funds) are registered under the Investment Company Act of 1940 (as amended) as non-diversified, closed-end management investment companies. MNA and MNB expect to terminate operations and distribute all of their net assets to shareholders on or shortly before April 15, 2002, and April 15, 2003, respectively; although termination may be extended to a date no later than April 15, 2007, and April 15, 2008, respectively. The funds invest primarily in high-quality Minnesota municipal obligations including municipal zero-coupon securities. Shares of Minnesota Municipal Term Trust Inc. are listed on the New York Stock Exchange under the symbol MNA; shares of Minnesota Municipal Term Trust Inc. II are listed on the American Stock Exchange under the symbol MNB.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                  INVESTMENTS IN SECURITIES
               Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable or not reflective of market value, portfolio securities are valued according to procedures adopted by the funds' board of directors in good faith at "fair value", that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

               The current market value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

---------------------------------------------------------------------

          1998 Semiannual Report  10  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

               Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

               The funds concentrate their investments in Minnesota and, therefore, may have more credit risk related to the economic conditions of Minnesota than portfolios with a broader geographical diversification.

                  SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
               Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The funds segregate, with their custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the funds' net asset value if the funds make such purchases while remaining substantially fully invested. As of June 30, 1998, Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II had entered into outstanding when-issued or forward commitments of $1,605,838 and $2,001,056 respectively.

                  FEDERAL TAXES
               Each fund is treated separately for federal income tax purposes. Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The funds also intend to distribute their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

               Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of

---------------------------------------------------------------------

          1998 Semiannual Report  11  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
               market discount amortization. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the funds.

                  DISTRIBUTIONS TO SHAREHOLDERS
               Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common stock distributions are recorded as of the close of business on the ex-dividend date and preferred stock dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' common stock. Under the plans, common shares will be purchased in the open market.

                  USE OF ESTIMATES
               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) REMARKETED
    PREFERRED
    STOCK
 ................................
               Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II have issued and, as of June 30, 1998, have outstanding 1,152 shares and 694 shares, respectively, of remarketed preferred stock (RP) with a liquidation preference of $25,000 per share for each fund. The dividend rate on the RP is adjusted every seven days as determined by the remarketing agent. On June 30, 1998, Minnesota Municipal Term Trust and Minnesota Municipal Term Trust II each had a dividend rate of 3.40%.

---------------------------------------------------------------------

          1998 Semiannual Report  12  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

               RP is a registered trademark of Merrill Lynch & Company.

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
               Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended June 30, 1998, were as follows:

                                          MINNESOTA     MINNESOTA
                                          MUNICIPAL     MUNICIPAL
                                          TERM TRUST  TERM TRUST II
                                          ----------  --------------
Purchases ..............................  $5,384,591     $374,391
Proceeds from sales ....................  $5,581,953     $130,000

(5) EXPENSES
 ................................
                  INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
               The funds have entered into an investment advisory agreement with Piper Capital Management Incorporated. In addition, Piper Capital provided services under an administration agreement through April 30, 1998. Effective May 1, 1998, the fund entered into an administration agreement with U.S. Bank, an affiliate of the advisor.

               The investment advisory agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized rate of 0.25% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the advisor provides investment advice and, in general, conducts the management and investment activity of the funds.

               The administration agreement provides the administrator with a monthly fee in an amount equal to an annualized rate of 0.15% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the administrator will provide regulatory reporting and record-keeping services for the funds.

                  REMARKETING AGENT FEE
               The funds have entered into a remarketing agent agreement with Merrill Lynch, Pierce, Fenner & Smith (the remarketing agent).

---------------------------------------------------------------------

          1998 Semiannual Report  13  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
               The remarketing agreement provides the remarketing agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the funds' average amount of RP outstanding. For its fee, the remarketing agent will remarket shares of RP tendered to it, on behalf of shareholders thereof, and will determine the applicable dividend rate for each seven-day dividend period.

                  OTHER FEES AND EXPENSES
               In addition to the investment management, administrative and the remarketing agent fees, the funds are responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

               Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the funds.

(6) ADVISOR
    ACQUISITION
 ................................
               On May 1, 1998, Piper Jaffray Companies Inc., the parent company of the funds' investment advisor, was acquired by U.S. Bancorp.

               U.S. Bancorp is a multi-state bank holding company headquartered in Minneapolis, Minnesota with a geographic service area spanning 17 states. As of March 31, 1998, U.S. Bancorp was the 15th largest U.S. commercial bank holding company, with assets of nearly $70.9 billion. U.S. Bank National Association ("U.S. Bank"), a wholly owned subsidiary of U.S. Bancorp, currently acts as the investment advisor to 32 mutual funds (the "First American Funds"). As of March 31, 1998, U.S. Bank, acting through its First American Asset Management group, managed more than $65.3 billion in assets, including approximately $23.3 billion in assets of the First American Funds.

               Under the Investment Company Act of 1940, as amended, consummation of the acquisition of Piper Jaffray Companies by

---------------------------------------------------------------------

          1998 Semiannual Report  14  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
               U.S. Bancorp resulted in the assignment and automatic termination of the funds' investment advisory agreement with Piper Capital Management Incorporated. The funds have entered into new investment advisory agreements with Piper Capital Management, which shareholders will vote on at the funds' annual meeting in August. Shareholders were also asked to approve new investment advisory agreeements with U.S. Bank which, if approved, will replace the agreements between the funds and Piper Capital Management.

---------------------------------------------------------------------

          1998 Semiannual Report  15  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

MINNESOTA MUNICIPAL TERM TRUST

                                           Six months
                                              Ended               Year Ended December 31,
                                             6/30/98      ---------------------------------------
                                           (Unaudited)     1997    1996    1995    1994     1993
                                          -------------   ------  ------  ------  -------  ------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................     $11.28       $11.15  $11.31  $10.06  $ 11.33  $10.15
                                          -------------   ------  ------  ------  -------  ------
Operations:
  Net investment income ................       0.43         0.88    0.87    0.88     0.89    0.87
  Net realized and unrealized gains
    (losses) on investments ............      (0.09)        0.07   (0.25)   1.17    (1.41)   1.04
                                          -------------   ------  ------  ------  -------  ------
    Total from operations ..............       0.34         0.95    0.62    2.05    (0.52)   1.91
                                          -------------   ------  ------  ------  -------  ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........      (0.25)       (0.61)  (0.61)  (0.61)   (0.61)  (0.61)
    Paid to preferred shareholders .....      (0.08)       (0.16)  (0.16)  (0.19)   (0.14)  (0.12)
  From net realized gains
    Paid to common shareholders ........         --        (0.04)  (0.01)     --       --      --
    Paid to preferred shareholders .....         --        (0.01)     --      --       --      --
                                          -------------   ------  ------  ------  -------  ------
    Total distributions to
      shareholders .....................      (0.33)       (0.82)  (0.78)  (0.80)   (0.75)  (0.73)
                                          -------------   ------  ------  ------  -------  ------
Net asset value, common stock, end of
  period ...............................     $11.29       $11.28  $11.15  $11.31  $ 10.06  $11.33
                                          -------------   ------  ------  ------  -------  ------
                                          -------------   ------  ------  ------  -------  ------
Market value, common stock, end of
  period ...............................     $10.88       $11.13  $10.50  $10.63  $  9.25  $11.25
                                          -------------   ------  ------  ------  -------  ------
                                          -------------   ------  ------  ------  -------  ------
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................       2.36%        7.15%   4.23%  18.86%   (6.01)%  17.96%
Total return, common stock, market value
  (b) ..................................       0.51%       12.48%   4.86%  21.91%  (12.73)%  14.50%
Net assets at end of period (in
  millions) ............................     $   94       $   93  $   93  $   94  $    86  $   94
Ratio of expenses to average weekly net
  assets applicable to common stock
  (e) ..................................       1.04%(g)     0.97%   0.99%   0.95%    0.92%   0.92%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (c)(f) ...............       6.14%(g)     6.37%   6.40%   6.38%    7.06%   6.95%
Portfolio turnover rate (excluding
  short-term securities) ...............          6%           8%      2%      9%       2%      1%
Remarketed preferred stock outstanding
  end of period (in millions) ..........     $   29       $   29  $   29  $   29  $    29  $   29
Asset coverage ratio (d) ...............        325%         324%    322%    325%     300%    325%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S REINVESTMENT PLAN.
(c) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(d)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(e) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.72% (ANNUALIZED), 0.67%, 0.68%, 0.65%, 0.62% AND 0.63% FOR THE SIX MONTHS ENDED JUNE 30,
     1998, FISCAL YEARS 1997, 1996, 1995, 1994 AND 1993, RESPECTIVELY. DIVIDENDS PAID TO PREFFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(f) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.28% (ANNUALIZED), 5.41%, 5.42%, 5.57%, 5.69% AND 5.49% FOR THE SIX MONTHS ENDED JUNE 30, 1998, FISCAL YEARS 1997, 1996, 1995, 1994, AND 1993, RESPECTIVELY.
(g)  ANNUALIZED.

---------------------------------------------------------------------

          1998 Semiannual Report  16  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

MINNESOTA MUNICIPAL TERM TRUST II

                                           Six months
                                              Ended               Year Ended December 31,
                                             6/30/98      ---------------------------------------
                                           (Unaudited)     1997    1996    1995    1994     1993
                                          -------------   ------  ------  ------  -------  ------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................     $10.94       $10.71  $10.89  $ 9.48  $ 10.92  $ 9.76
                                          -------------   ------  ------  ------  -------  ------
Operations:
  Net investment income ................       0.39         0.81    0.82    0.83     0.83    0.82
  Net realized and unrealized gains
    (losses) on investments ............      (0.03)        0.23   (0.24)   1.37    (1.54)   1.05
                                          -------------   ------  ------  ------  -------  ------
    Total from operations ..............       0.36         1.04    0.58    2.20    (0.71)   1.87
                                          -------------   ------  ------  ------  -------  ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........      (0.25)       (0.59)  (0.59)  (0.59)   (0.59)  (0.59)
    Paid to preferred shareholders .....      (0.08)       (0.16)  (0.16)  (0.19)   (0.14)  (0.12)
  From net realized gains
    Paid to common shareholders ........         --        (0.05)  (0.01)  (0.01)      --      --
    Paid to preferred shareholders .....         --        (0.01)     --      --       --      --
                                          -------------   ------  ------  ------  -------  ------
    Total distributions to
      shareholders .....................      (0.33)       (0.81)  (0.76)  (0.79)   (0.73)  (0.71)
                                          -------------   ------  ------  ------  -------  ------
Net asset value, common stock, end of
  period ...............................     $10.97       $10.94  $10.71  $10.89  $  9.48  $10.92
                                          -------------   ------  ------  ------  -------  ------
                                          -------------   ------  ------  ------  -------  ------
Market value, common stock, end of
  period ...............................     $10.75       $10.69  $10.25  $10.38  $  8.63  $11.38
                                          -------------   ------  ------  ------  -------  ------
                                          -------------   ------  ------  ------  -------  ------
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................       2.54%        8.34%   4.04%  21.57%   (7.91)%  18.23%
Total return, common stock, market value
  (b) ..................................       3.38%       10.78%   4.88%  27.63%  (19.55)%  15.65%
Net assets at end of period (in
  millions) ............................     $   55       $   55  $   54  $   55  $    50  $   55
Ratio of expenses to average weekly net
  assets applicable to common stock
  (e) ..................................       1.16%(g)     1.09%   1.07%   1.06%    1.03%   1.03%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (c)(f) ...............       5.73%(g)     6.06%   6.20%   6.10%    6.78%   6.60%
Portfolio turnover rate (excluding
  short-term securities) ...............          0%          10%      4%      9%       4%      1%
Remarketed preferred stock outstanding
  end of period (in millions) ..........     $   17       $   17  $   17  $   17  $    17  $   17
Asset coverage ratio (d) ...............        319%         318%    314%    317%     289%    318%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S REINVESTMENT PLAN.
(c) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(d)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(e) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.80% (ANNUALIZED), 0.74%, 0.73%, 0.72%, 0.69% AND 0.70% FOR THE SIX MONTHS ENDED JUNE 30,
     1998, FISCAL YEARS 1997, 1996, 1995, 1994 AND 1993, RESPECTIVELY. DIVIDENDS PAID TO PREFFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(f) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 4.97% (ANNUALIZED), 5.13%, 5.25%, 5.36%, 5.51% AND 5.25% FOR THE SIX MONTHS ENDED JUNE 30, 1998, FISCAL YEARS 1997, 1996, 1995, 1994 AND 1993, RESPECTIVELY.
(g)  ANNUALIZED.

---------------------------------------------------------------------

          1998 Semiannual Report  17  Minnesota Municipal Term Trusts

Investments in Securities (Unaudited)
---------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST                                     June 30, 1998
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (97.0%):
  ELECTRIC REVENUE (9.8%):
    Northern Municipal Power (Callable 1/1/99 at 102),
      7.25%, 1/1/16 .....................................  $ 4,850,000      $  5,033,912
    Northern Municipal Power Agency Electric System
      (FSA), 4.70%, 1/1/02 ..............................    1,605,000(e)      1,626,844
    Northern Municipal Power, Zero-Coupon (AMBAC),
      6.39%-6.94%, 1/1/06-1/1/10 ........................    3,340,000(b)      2,033,396
    Western Municipal Power Agency (AMBAC), 4.80%,
      1/1/02 ............................................      465,000           475,369
                                                                            ------------
                                                                               9,169,521
                                                                            ------------

  GENERAL OBLIGATIONS (17.6%):
    Delano Independent School District (AMBAC) (Crossover
      refunded to 2/1/01), 7.25%, 2/1/11 ................      300,000(d)        323,616
    Mankato School District (FSA) (Crossover refunded to
      2/1/02), 6.35%, 2/1/13 ............................    1,000,000(d)      1,074,390
    Minneapolis and St. Paul Metropolitan Council
      (Crossover refunded to 9/1/00), 6.75%, 9/1/08 .....    2,990,000(d)      3,164,586
    St. Paul Metropolitan Airport Commission (Callable
      1/1/02 at 100), AMT, 6.60%, 1/1/09 ................    3,150,000(f)      3,373,744
    State General Obligation, 5.00%, 11/1/01 ............      500,000           516,075
    State General Obligation (Prerefunded to 8/1/01),
      6.70%, 8/1/10 .....................................    5,000,000(d)      5,389,550
    State General Obligation, Zero-Coupon, 5.95%,
      8/1/01 ............................................    3,000,000(b)      2,647,620
                                                                            ------------
                                                                              16,489,581
                                                                            ------------

  HEALTH SERVICE/HMO (1.2%):
    Minneapolis and St. Paul Minnesota Housing &
      Redevelopment Authority Healthcare Systems (AMBAC),
      4.25%, 11/15/99 ...................................    1,100,000         1,106,578
                                                                            ------------

  HOSPITAL REVENUE (23.0%):
    Agricultural and Economic Development Board Health
      Care System, Fairview Hospital (MBIA), 4.90%-5.00%,
      11/15/01-11/15/02 .................................    1,635,000         1,681,896
    Bemidji Hospital Facilities (Prerefunded to 9/1/01),
      7.00%, 9/1/21 .....................................    3,200,000(d)      3,535,264
    Burnsville Hospital System, Zero-Coupon (Escrowed to
      maturity to 5/1/12), 6.76%, 5/1/12 ................    1,000,000(b)        460,920

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

          1998 Semiannual Report  18  Minnesota Municipal Term Trusts

---------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    Minneapolis and St. Paul Health One Obligated Group
      (Prerefunded to 8/15/00), 8.00%, 8/15/14 ..........  $ 2,000,000(d)   $  2,201,300
    Minneapolis Health Facility, Fairview (MBIA)
      (Callable 1/1/02 at 102), 6.50%, 1/1/11 ...........      250,000           270,230
    Minneapolis Hospital Facilities-Children's Medical
      Center (Prerefunded to 6/1/01), 7.00%, 12/1/20 ....    2,000,000(d)      2,197,160
    Monticello-Big Lake Minnesota Community Hospital
      District Gross Revenue, 4.00%-4.60%,
      12/1/99-12/1/02 ...................................      525,000           523,306
    St. Louis Park Hospital Facility (AMBAC) (Crossover
      refunded to 7/1/00), 7.25%, 7/1/15 ................    1,300,000(d)      1,402,466
    St. Louis Park Hospital Facility (AMBAC) (Prerefunded
      to 7/1/00), 7.25%, 7/1/15 .........................    5,500,000(d)      5,951,275
    St. Paul Housing & Redevelopment Authority,
      4.50%-4.90%, 11/1/99-11/1/02 ......................    2,755,000         2,778,063
    St. Paul Minnesota Housing & Redeveolpment Authority
      Hospital Revenues, 4.60%, 11/1/00 .................      500,000           502,170
                                                                            ------------
                                                                              21,504,050
                                                                            ------------

  HOUSING REVENUE (14.9%):
    Burnsville Oak Leaf Apartments (GNMA) (Callable
      7/1/01 at 103), 7.05%-7.15%, 1/1/12-1/1/25 ........    3,760,000         3,982,652
    City of Coon Rapids (FHA) (Callable 2/1/02 at 102),
      AMT, 6.75%, 8/1/23 ................................    1,300,000(f)      1,367,470
    Minneapolis Housing-Churchill Apartments (Callable
      10/1/01 at 102), 7.05%, 10/1/22 ...................    3,645,000         3,941,958
    St. Paul Housing and Redevelopment Authority
      (Callable 12/1/01 at 102), 6.90%,
      12/1/11-12/1/21 ...................................      449,000           474,265
    State Housing and Finance Agency (Callable 2/1/01 at
      102), 6.95%, 2/1/14 ...............................    3,400,000         3,614,336
    State Housing and Finance Agency (Callable 2/1/02 at
      102), 6.90%, 8/1/12 ...............................      495,000           527,729
                                                                            ------------
                                                                              13,908,410
                                                                            ------------

  IDR - SOLID WASTE DISPOSAL (2.4%):
    Anoka County Solid Waste Disposal Revenue (CFC)
      (Callable 6/1/00 at 102), AMT, 6.95%, 12/1/08 .....    2,100,000(f)      2,239,272
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

          1998 Semiannual Report  19  Minnesota Municipal Term Trusts

---------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  LEASING REVENUE (7.7%):
    Hennepin County Certificates of Participation
      (Callable 11/15/01 at 100), 6.70%-6.75%,
      11/15/09-11/15/11 .................................  $ 4,085,000      $  4,428,770
    Hennepin County Minnesota Lease Revenue Certificate
      of Participation, 4.50%, 11/15/02 .................    1,655,000         1,677,889
    Washington County Jail Facility (MBIA) (Prerefunded
      to 2/1/02), 7.00%, 2/1/12 .........................    1,000,000(d)      1,095,860
                                                                            ------------
                                                                               7,202,519
                                                                            ------------

  NURSING HOME REVENUE (2.0%):
    Buffalo Minnesota Revenue, 4.30%-4.55%,
      12/1/02-12/1/05 ...................................    1,350,000         1,341,166
    Maplewood Health Care Facilities Revenue (Callable
      11/15/01 at 102), 5.70%, 11/15/02 .................      500,000           523,560
                                                                            ------------
                                                                               1,864,726
                                                                            ------------

  OTHER REVENUE (1.0%):
    Minneapolis Community Development Authority (Callable
      12/1/01 at 102), 7.15%-7.35%, 12/1/03-12/1/09 .....      835,000           885,347
                                                                            ------------

  PARKING REVENUE (1.1%):
    St. Paul Housing and Finance Authority (Prerefunded
      to 8/1/00), 6.55%, 8/1/12 .........................    1,000,000(d)      1,070,110
                                                                            ------------

  SALES TAX REVENUE (4.7%):
    Minneapolis Community Development Authority, Special
      Tax, Zero-Coupon (MBIA), 6.71%-7.01%,
      3/1/07-3/1/09 .....................................    6,685,000(b)      4,401,939
                                                                            ------------

  WATER/POLLUTION CONTROL REVENUE (11.6%):
    State Public Facilities Authority (Prerefunded to
      3/1/01), 6.65%-6.70%, 3/1/08-3/1/13 ...............   10,000,000(d)     10,857,950
                                                                            ------------

      Total Municipal Long-Term Securities
        (cost: $84,641,527)  ............................                     90,700,003
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

          1998 Semiannual Report  20  Minnesota Municipal Term Trusts

---------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
SHORT-TERM SECURITIES (2.8%):
    Bloomington Minnesota Multifamily Revenue, 3.60%,
      12/1/25 ...........................................  $   400,000(c)   $    400,000
    Minnesota State Higher Education Facilities
      Authority, 3.55%, 3/1/24 ..........................    1,400,000(c)      1,400,000
    Repurchase agreement with Goldman Sachs, acquired on
      6/30/98, interest of $136, 6.10%, 7/1/98 ..........      800,000(g)        800,000
                                                                            ------------

      Total Short-Term Securities
        (cost: $2,600,000)  .............................                      2,600,000
                                                                            ------------

      Total Investments in Securities (h)
        (cost: $87,241,527)  ............................                   $ 93,300,003
                                                                            ------------
                                                                            ------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JUNE 30, 1998. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) ON JUNE 30, 1998, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED BASIS WAS $1,605,838.
(f)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
         AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 1998, THE AGGREGATE
          MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX WAS $6,980,411, WHICH REPRESENTS 7.47% OF NET ASSETS.
(g) REPURCHASE AGREEMENT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT.
(h) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  6,065,647
      GROSS UNREALIZED DEPRECIATION ......        (7,171)
                                            ------------
        NET UNREALIZED APPRECIATION  .....  $  6,058,476
                                            ------------
                                            ------------

---------------------------------------------------------------------

          1998 Semiannual Report  21  Minnesota Municipal Term Trusts

Investments in Securities (Unaudited)
---------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II                                  June 30, 1998
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (97.6%):
  EDUCATION REVENUE (6.1%):
    Higher Education Facility-Augsburg College (Connie
      Lee) (Callable 1/1/00 at 102), 6.50%, 1/1/11 ......  $ 2,055,000      $  2,154,976
    Higher Education Facility-Macalester College
      (Callable 3/1/02 at 100), 6.30%, 3/1/14 ...........    1,125,000         1,207,530
                                                                            ------------
                                                                               3,362,506
                                                                            ------------

  ELECTRIC REVENUE (19.5%):
    Northern Municipal Power (AMBAC) (Callable 1/1/99 at
      100), 6.00%, 1/1/19 ...............................    2,000,000         2,018,920
    Northern Municipal Power (FSA), 4.75%, 1/1/03 .......    2,000,000(f)      2,035,460
    Northern Municipal Power, Zero-Coupon (AMBAC),
      6.50%-6.94%, 1/1/09-1/1/10 ........................    9,690,000(b)      5,687,874
    Western Municipal Power Agency (AMBAC), 4.90%,
      1/1/03 ............................................    1,000,000         1,028,860
                                                                            ------------
                                                                              10,771,114
                                                                            ------------

  GENERAL OBLIGATIONS (18.7%):
    Braham Independent School District (AMBAC) (Crossover
      refunded to 2/1/01), 6.25%, 2/1/14 ................      350,000(d)        369,036
    Hopkins Blake School Project Revenue (Callable 9/1/04
      at 100), 6.45%, 9/1/13-9/1/14 .....................      385,000           429,190
    Mankato School District (FSA) (Crossover refunded to
      2/1/02), 6.35%, 2/1/13 ............................    2,300,000(d)      2,471,097
    Metropolitan Council (Crossover refunded to 9/1/00),
      6.75%, 9/1/10-9/1/11 ..............................    2,500,000(d)      2,645,975
    Minneapolis and St. Paul Metropolitan Airport
      Commission (Callable 1/1/02 at 100), AMT, 6.60%,
      1/1/11 ............................................    1,000,000(g)      1,068,690
    St. Paul Independent School District (Prerefunded to
      2/1/01), 6.45%-6.50%, 2/1/09-2/1/10 ...............      875,000(d)        927,524
    State General Obligation, 5.00%, 8/1/03 .............    1,800,000         1,872,792
    Willmar Independent School District (AMBAC) (Callable
      2/1/02 at 100), 6.25%, 2/1/15 .....................      500,000           535,545
                                                                            ------------
                                                                              10,319,849
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

          1998 Semiannual Report  22  Minnesota Municipal Term Trusts

---------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  HOSPITAL REVENUE (12.3%):
    Agricultural and Economic Development Board Health
      Care System, Fairview Hospital (MBIA), 5.00%,
      11/15/03 ..........................................  $   695,000      $    719,777
    Duluth Health Care Facilities, Benedictine-St. Mary's
      Project (Prerefunded to 2/15/00), 8.38%,
      2/15/20 ...........................................    2,000,000(d)      2,178,020
    Duluth Hospital Facility, St. Lukes (Connie Lee)
      (Callable 5/1/02 at 102), 6.40%, 5/1/10 ...........      300,000           325,356
    Minneapolis and St. Paul Health Care Facilities
      (MBIA) (Callable 8/15/00 at 102), 6.75%,
      8/15/14 ...........................................    2,500,000         2,668,100
    Red Wing Health Care Facility (Callable 9/1/03 at
      102), 6.40%, 9/1/12 ...............................      220,000           235,913
    St. Paul Housing & Redevelopment Authority Hospital
      Revenues, 5.00%, 11/1/03 ..........................      670,000           679,032
                                                                            ------------
                                                                               6,806,198
                                                                            ------------

  HOUSING REVENUE (16.2%):
    Bloomington Minnesota Multifamily Revenue (AMT),
      6.50%, 1/1/26 .....................................      375,000(g)        394,852
    City of Moorhead - Phoenix Project (Callable 6/1/02
      at 101), AMT, 6.35%-7.00%, 6/1/03-6/1/20 ..........    1,260,000(g)      1,305,996
    Olmsted County Housing Redevelopment Authority
      (Callable 2/1/02 at 100), 6.10%, 2/1/13 ...........    1,000,000         1,047,340
    St. Paul Housing and Redevelopment Authority
      (Callable 12/1/01 at 102), 6.90%, 12/1/11 .........        9,000             9,170
    State Housing and Finance Agency, 4.85%-5.05%,
      7/1/02-7/1/04 .....................................    1,440,000         1,479,737
    State Housing and Finance Agency (Callable 2/1/01 at
      102), 6.85%, 2/1/07 ...............................    2,945,000         3,147,351
    State Housing and Finance Agency (Callable 7/1/02 at
      102), AMT, 6.75%-6.85%, 7/1/12-1/1/24 .............    1,475,000(g)      1,561,081
                                                                            ------------
                                                                               8,945,527
                                                                            ------------

  IDR - MISCELLANEOUS PROJECTS (6.7%):
    Duluth Seaway Port Authority, Cargill Inc. Project
      (Callable 5/1/02 at 102), 6.80%, 5/1/12 ...........    2,090,000(e)      2,300,881
    East Grand Forks, Pollution Control (Callable 4/1/01
      at 102), 7.75%, 4/1/18 ............................    1,300,000         1,410,019
                                                                            ------------
                                                                               3,710,900
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

          1998 Semiannual Report  23  Minnesota Municipal Term Trusts

---------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  NURSING HOME REVENUE (1.2%):
    Maplewood Healthcare Facility (Callable 11/15/01 at
      102), 5.80%, 11/15/03 .............................  $   500,000      $    527,105
    Monticello-Big Lake Minnesota Community Hospital
      District Gross Revenue, 4.70%, 12/1/03 ............      125,000           124,817
                                                                            ------------
                                                                                 651,922
                                                                            ------------

  OTHER REVENUE (0.2%):
    Moorhead Minnesota Gross Revenue, 5.00%, 12/1/02 ....      125,000           125,782
                                                                            ------------

  PARKING REVENUE (4.7%):
    St. Paul Housing and Finance Authority (Prerefunded
      to 8/1/00), 6.55%, 8/1/12 .........................    2,415,000(d)      2,584,316
                                                                            ------------

  SPECIAL TAX ASSESSMENT REVENUE (2.7%):
    Minneapolis Community Development, Special Tax
      Assessment (Callable 12/1/01 at 102), 7.10%-7.40%,
      12/1/02-12/1/21 ...................................    1,425,000         1,508,438
                                                                            ------------

  WATER/POLLUTION CONTROL REVENUE (9.3%):
    State Public Facilities Authority (Callable 3/1/02 at
      102), 6.50%, 3/1/14 ...............................    4,695,000         5,158,725
                                                                            ------------

      Total Municipal Long-Term Securities
        (cost: $50,242,991)  ............................                     53,945,277
                                                                            ------------

SHORT-TERM SECURITIES (4.1%):
    Bloomington Minnesota Multifamily Revenue, 3.60%,
      12/1/25 ...........................................    1,400,000(c)      1,400,000
    State Higher Education Facilities Authority, 3.55%,
      3/1/24 ............................................      900,000(c)        900,000
                                                                            ------------

      Total Short-Term Securities
        (cost: $2,300,000)  .............................                      2,300,000
                                                                            ------------

      Total Investments in Securities (h)
        (cost: $52,542,991)  ............................                   $ 56,245,277
                                                                            ------------
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

          1998 Semiannual Report  24  Minnesota Municipal Term Trusts

---------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JUNE 30, 1998. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON JUNE 30, 1998, THE TOTAL MARKET VALUE OF THESE INVESTMENTS WAS $2,300,881 OR 4.16% OF TOTAL NET ASSETS.
(f) ON JUNE 30, 1998, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED BASIS WAS $2,001,056.
(g) AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 1998, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX WAS $4,330,619, WHICH REPRESENTS 7.83% OF NET ASSETS.
(h) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  3,702,469
      GROSS UNREALIZED DEPRECIATION ......          (183)
                                            ------------
        NET UNREALIZED APPRECIATION  .....  $  3,702,286
                                            ------------
                                            ------------

---------------------------------------------------------------------

          1998 Semiannual Report  25  Minnesota Municipal Term Trusts

GLOSSARY OF TERMS ***
--------------------------------------------------------------------------------

ADVANCE REFUNDING
The sale of new bonds (a refunding issue) in advance, usually by some years, of the first call date of the old bonds (issue to be refunded). The refunding issue would normally have a lower rate than the issue to be refunded and the proceeds from the sale of the refunding issue would be invested, usually in government securities, until the higher-rate bonds become callable.

COUPON
The interest rate on a bond that the issuer promises to pay to the holder until the bond matures or resets its rate. It is expressed as an annual percentage of face value.

CREDIT RISK
The risk that a bond issuer will not make timely principal and interest payments and a loss to the investor will result.

DISCOUNT
Closed-end fund shares may trade in the market at prices that are equal to, above or below their net asset value (NAV). When investors purchase or sell shares at a price that is below current NAV, the shares are said to be trading at a discount.

INTEREST RATE RISK
The risk that after an investor purchases a bond, interest rates will rise and the price of the bond will go down.

NET ASSET VALUE
Net asset value (or NAV) is the value of the fund's assets less its liabilities and preferred stock divided by the number of common shares outstanding.


*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------

            1998 Semiannual Report   26   Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

PREFERRED STOCK
The preferred stock issued by MNA and MNB pays dividends at a specified rate and has preference over common stock in the payments of dividends and the liquidation of assets. Rates paid on preferred stock are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (shares of preferred stock are rated AAA by Moody's and S&P) and high liquidity (shares of preferred stock trade at par and are remarketed every seven days). The proceeds from the sale of preferred stock are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred stock, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred stock is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if their fund did not have any preferred stock outstanding. This type of economic environment is unusual and historically has been short term in nature. Investors should also be aware that the issuance of preferred stock results in the leveraging of common stock, which increases the volatility of both the net asset value of the fund and the market value of shares of common stock.

REFUNDING DATE
The specific date when a bond is redeemed before maturity.

REALIZED GAINS
Profits earned by a fund from the sale of a security at a market price that is higher than its cost basis.

UNREALIZED APPRECIATION
A bond is said to be trading at unrealized gains when its current market price is higher than its cost basis.

--------------------------------------------------------------------------------

             1998 Semiannual Report  27   Minnesota Municipal Term Trusts

                      THIS PAGE WAS INTENTIONALLY LEFT BLANK.












--------------------------------------------------------------------------------

            1998 Semiannual Report   28   Minnesota Municipal Term Trusts

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